Financial risk management and financial instruments - Significant Derivatives Sensitivity Analysis (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) $ / bbl $ / gal R / $	Jun. 30, 2021 ZAR (R) $ / bbl R / $ $ / gal
Ethane price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / gal	2	2
Decrease in price or rate assumption | $ / gal	(2)	(2)
Crude oil price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / bbl	2	2
Decrease in price or rate assumption | $ / bbl	(2)	(2)
USD/ZAR spot price
Financial risk management and financial instruments
Increase in price or rate assumption | R / $	1	1
Decrease in price or rate assumption | R / $	(1)	(1)
USD Libor curve
Financial risk management and financial instruments
Decrease in significant input variable (as a percent)	(0.50%)	(0.50%)
USD Swap curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	0.10%	0.10%
Decrease in significant input variable (as a percent)	(0.10%)	(0.10%)
Rand Swap curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Crude oil put options | Crude oil price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable		R (385)
Impact on fair value from decrease in significant input variable		385
Ethane swap options | Ethane price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable		14
Impact on fair value from decrease in significant input variable		(14)
Foreign exchange zero cost collars | USD/ZAR spot price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	R (1,511)	(1,702)
Impact on fair value from decrease in significant input variable	1,511	1,702
Gain (loss) for derivatives settled at spot price between cap and floor	R 0
Minimum weakening of exchange rate for fair value impact | R / $	1.78
Derivative cap | R / $	18.06
Crude oil zero cost collar | Crude oil price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	R (672)	(382)
Impact on fair value from decrease in significant input variable	672	382
Interest rate swap | USD Libor curve
Financial risk management and financial instruments
Impact on fair value from decrease in significant input variable		559
Synfuels oxygen supply contract embedded derivative | USD/ZAR spot price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	(513)	(601)
Impact on fair value from decrease in significant input variable	513	601
Synfuels oxygen supply contract embedded derivative | USD Swap curve
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	86	98
Impact on fair value from decrease in significant input variable	(87)	(99)
Synfuels oxygen supply contract embedded derivative | Rand Swap curve
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	(786)	(825)
Impact on fair value from decrease in significant input variable	R 911	R 955